Distribution Date:	09/13/21	CFCRE 2016-C3 Mortgage Trust
Determination Date:	09/07/21
Next Distribution Date:	10/13/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2016-C3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	CCRE Commercial Mortgage Securities, L.P.
Certificate Factor Detail	3		Anthony Orso	aorso@cantor.com
Certificate Interest Reconciliation Detail	4		110 East 59th Street,6th Floor | New York, NY 10022
		Master Servicer	Wells Fargo Commercial Mortgage Securities, Inc.
Additional Information	5
			Investor Relations	REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 South Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Brian Hanson	bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-14		900 19th Street, NW,8th Floor | Washington, DC 20006
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	23		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	24		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25	Controlling Class	Seer Capital Partners Master Fund L.P.
Interest Shortfall Detail - Collateral Level	26	Representative
			-
Supplemental Notes	27
			, | ,

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12531WAY8	1.793000%	29,088,000.00	3,444.41	0.00	5.15	0.00	0.00	5.15	3,444.41	31.52%	30.00%
A-SB	12531WAZ5	3.688000%	40,514,000.00	36,375,735.64	612,757.96	111,794.76	0.00	0.00	724,552.72	35,762,977.68	31.52%	30.00%
A-2	12531WBA9	3.597000%	200,000,000.00	200,000,000.00	0.00	599,500.00	0.00	0.00	599,500.00	200,000,000.00	31.52%	30.00%
A-3	12531WBB7	3.865000%	222,884,000.00	222,884,000.00	0.00	717,872.22	0.00	0.00	717,872.22	222,884,000.00	31.52%	30.00%
A-M	12531WBF8	4.147000%	36,057,000.00	36,057,000.00	0.00	124,606.98	0.00	0.00	124,606.98	36,057,000.00	26.13%	24.88%
B	12531WBG6	4.700000%	37,815,000.00	37,815,000.00	0.00	148,108.75	0.00	0.00	148,108.75	37,815,000.00	20.49%	19.50%
C	12531WBH4	4.911728%	37,816,000.00	37,816,000.00	0.00	154,784.92	0.00	0.00	154,784.92	37,816,000.00	14.84%	14.13%
D	12531WAL6	3.052000%	41,334,000.00	41,334,000.00	0.00	105,126.14	0.00	0.00	105,126.14	41,334,000.00	8.67%	8.25%
E	12531WAN2	2.802000%	10,553,000.00	10,553,000.00	0.00	24,641.26	0.00	0.00	24,641.26	10,553,000.00	7.09%	6.75%
F	12531WAQ5	2.802000%	8,795,000.00	8,795,000.00	0.00	20,536.33	0.00	0.00	20,536.33	8,795,000.00	5.78%	5.50%
G	12531WAS1	2.802000%	7,915,000.00	7,915,000.00	0.00	18,481.53	0.00	0.00	18,481.53	7,915,000.00	4.60%	4.38%
H	12531WAU6	2.802000%	30,780,602.00	30,780,602.00	0.00	62,448.43	0.00	0.00	62,448.43	30,780,602.00	0.00%	0.00%
R	12531WAW2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			703,551,602.00	670,328,782.05	612,757.96	2,087,906.47	0.00	0.00	2,700,664.43	669,716,024.09

Notional Certificates
X-A	12531WBC5	1.147425%	528,543,000.00	495,320,180.05	0.00	473,619.16	0.00	0.00	473,619.16	494,707,422.09
X-B	12531WBD3	0.211728%	37,815,000.00	37,815,000.00	0.00	6,672.07	0.00	0.00	6,672.07	37,815,000.00
X-C	12531WBE1	0.000000%	37,816,000.00	37,816,000.00	0.00	0.00	0.00	0.00	0.00	37,816,000.00
X-D	12531WAA0	1.859728%	41,334,000.00	41,334,000.00	0.00	64,058.33	0.00	0.00	64,058.33	41,334,000.00
X-E	12531WAC6	2.109728%	10,553,000.00	10,553,000.00	0.00	18,553.30	0.00	0.00	18,553.30	10,553,000.00
X-F	12531WAE2	2.109728%	8,795,000.00	8,795,000.00	0.00	15,462.55	0.00	0.00	15,462.55	8,795,000.00
X-G	12531WAG7	2.109728%	7,915,000.00	7,915,000.00	0.00	13,915.41	0.00	0.00	13,915.41	7,915,000.00
X-H	12531WAJ1	2.109728%	30,780,602.00	30,780,602.00	0.00	54,115.58	0.00	0.00	54,115.58	30,780,602.00
Notional SubTotal			703,551,602.00	670,328,782.05	0.00	646,396.40	0.00	0.00	646,396.40	669,716,024.09

Deal Distribution Total					612,757.96	2,734,302.87	0.00	0.00	3,347,060.83

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12531WAY8	0.11841344	0.00000000	0.00017705	0.00000000	0.00000000	0.00000000	0.00000000	0.00017705	0.11841344
A-SB	12531WAZ5	897.85594214	15.12459792	2.75941057	0.00000000	0.00000000	0.00000000	0.00000000	17.88400849	882.73134423
A-2	12531WBA9	1,000.00000000	0.00000000	2.99750000	0.00000000	0.00000000	0.00000000	0.00000000	2.99750000	1,000.00000000
A-3	12531WBB7	1,000.00000000	0.00000000	3.22083335	0.00000000	0.00000000	0.00000000	0.00000000	3.22083335	1,000.00000000
A-M	12531WBF8	1,000.00000000	0.00000000	3.45583326	0.00000000	0.00000000	0.00000000	0.00000000	3.45583326	1,000.00000000
B	12531WBG6	1,000.00000000	0.00000000	3.91666667	0.00000000	0.00000000	0.00000000	0.00000000	3.91666667	1,000.00000000
C	12531WBH4	1,000.00000000	0.00000000	4.09310662	0.00000000	0.00000000	0.00000000	0.00000000	4.09310662	1,000.00000000
D	12531WAL6	1,000.00000000	0.00000000	2.54333333	0.00000000	0.00000000	0.00000000	0.00000000	2.54333333	1,000.00000000
E	12531WAN2	1,000.00000000	0.00000000	2.33500047	0.00000000	0.00000000	0.00000000	0.00000000	2.33500047	1,000.00000000
F	12531WAQ5	1,000.00000000	0.00000000	2.33500057	0.00000000	0.00000000	0.00000000	0.00000000	2.33500057	1,000.00000000
G	12531WAS1	1,000.00000000	0.00000000	2.33500063	0.00000000	0.00000000	0.00000000	0.00000000	2.33500063	1,000.00000000
H	12531WAU6	1,000.00000000	0.00000000	2.02882419	0.30617595	5.41852333	0.00000000	0.00000000	2.02882419	1,000.00000000
R	12531WAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12531WBC5	937.14263560	0.00000000	0.89608444	0.00000000	0.00000000	0.00000000	0.00000000	0.89608444	935.98330143
X-B	12531WBD3	1,000.00000000	0.00000000	0.17643977	0.00000000	0.00000000	0.00000000	0.00000000	0.17643977	1,000.00000000
X-C	12531WBE1	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	12531WAA0	1,000.00000000	0.00000000	1.54977331	0.00000000	0.00000000	0.00000000	0.00000000	1.54977331	1,000.00000000
X-E	12531WAC6	1,000.00000000	0.00000000	1.75810670	0.00000000	0.00000000	0.00000000	0.00000000	1.75810670	1,000.00000000
X-F	12531WAE2	1,000.00000000	0.00000000	1.75810688	0.00000000	0.00000000	0.00000000	0.00000000	1.75810688	1,000.00000000
X-G	12531WAG7	1,000.00000000	0.00000000	1.75810613	0.00000000	0.00000000	0.00000000	0.00000000	1.75810613	1,000.00000000
X-H	12531WAJ1	1,000.00000000	0.00000000	1.75810662	0.00000000	0.00000000	0.00000000	0.00000000	1.75810662	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	5.15	0.00	5.15	0.00	0.00	0.00	5.15	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	111,794.76	0.00	111,794.76	0.00	0.00	0.00	111,794.76	0.00
A-2	08/01/21 - 08/30/21	30	0.00	599,500.00	0.00	599,500.00	0.00	0.00	0.00	599,500.00	0.00
A-3	08/01/21 - 08/30/21	30	0.00	717,872.22	0.00	717,872.22	0.00	0.00	0.00	717,872.22	0.00
X-A	08/01/21 - 08/30/21	30	0.00	473,619.16	0.00	473,619.16	0.00	0.00	0.00	473,619.16	0.00
X-B	08/01/21 - 08/30/21	30	0.00	6,672.07	0.00	6,672.07	0.00	0.00	0.00	6,672.07	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	08/01/21 - 08/30/21	30	0.00	64,058.33	0.00	64,058.33	0.00	0.00	0.00	64,058.33	0.00
X-E	08/01/21 - 08/30/21	30	0.00	18,553.30	0.00	18,553.30	0.00	0.00	0.00	18,553.30	0.00
X-F	08/01/21 - 08/30/21	30	0.00	15,462.55	0.00	15,462.55	0.00	0.00	0.00	15,462.55	0.00
X-G	08/01/21 - 08/30/21	30	0.00	13,915.41	0.00	13,915.41	0.00	0.00	0.00	13,915.41	0.00
X-H	08/01/21 - 08/30/21	30	0.00	54,115.58	0.00	54,115.58	0.00	0.00	0.00	54,115.58	0.00
A-M	08/01/21 - 08/30/21	30	0.00	124,606.98	0.00	124,606.98	0.00	0.00	0.00	124,606.98	0.00
B	08/01/21 - 08/30/21	30	0.00	148,108.75	0.00	148,108.75	0.00	0.00	0.00	148,108.75	0.00
C	08/01/21 - 08/30/21	30	0.00	154,784.92	0.00	154,784.92	0.00	0.00	0.00	154,784.92	0.00
D	08/01/21 - 08/30/21	30	0.00	105,126.14	0.00	105,126.14	0.00	0.00	0.00	105,126.14	0.00
E	08/01/21 - 08/30/21	30	0.00	24,641.26	0.00	24,641.26	0.00	0.00	0.00	24,641.26	0.00
F	08/01/21 - 08/30/21	30	0.00	20,536.33	0.00	20,536.33	0.00	0.00	0.00	20,536.33	0.00
G	08/01/21 - 08/30/21	30	0.00	18,481.53	0.00	18,481.53	0.00	0.00	0.00	18,481.53	0.00
H	08/01/21 - 08/30/21	30	157,361.13	71,872.71	0.00	71,872.71	9,424.28	0.00	0.00	62,448.43	166,785.41
Totals			157,361.13	2,743,727.15	0.00	2,743,727.15	9,424.28	0.00	0.00	2,734,302.87	166,785.41

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	3,347,060.83
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,763,203.09	Master Servicing Fee	12,624.25
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,713.75
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	288.61
ARD Interest	0.00	Trust Advisor Fee	1,639.33
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	19,475.94
Total Interest Collected	2,763,203.09

Principal		Expenses/Reimbursements
Scheduled Principal	612,757.96	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,146.90
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,277.38
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	612,757.96	Total Expenses/Reimbursements	9,424.28

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,734,302.87
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	612,757.96
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,347,060.83
Total Funds Collected	3,375,961.05	Total Funds Distributed	3,375,961.05

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	670,328,782.42	670,328,782.42	Beginning Certificate Balance	670,328,782.05
(-) Scheduled Principal Collections	612,757.96	612,757.96	(-) Principal Distributions	612,757.96
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	669,716,024.46	669,716,024.46	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	670,519,352.90	670,519,352.90	Ending Certificate Balance	669,716,024.09
Ending Actual Collateral Balance	669,933,258.10	669,933,258.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.37)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.37)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.91
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	74,983,970.79	11.20%	49	4.7895	NAP	Defeased	3	74,983,970.79	11.20%	49	4.7895	NAP
	9,999,999 or less	16	89,618,695.99	13.38%	51	4.9076	1.639078	1.39 or less	15	274,386,164.39	40.97%	50	4.8551	0.902554
10,000,000 to 19,999,999		7	98,745,775.77	14.74%	51	4.8673	1.636146	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 29,999,999		7	166,077,252.23	24.80%	50	4.8067	1.013971	1.45 to 1.54	2	8,198,653.74	1.22%	51	4.9466	1.470430
30,000,000 to 39,999,999		3	104,790,329.68	15.65%	50	4.8489	1.273392	1.55 to 1.99	12	142,106,235.54	21.22%	51	4.8572	1.763835
	40,000,000 or greater	3	135,500,000.00	20.23%	51	4.5750	4.502416	2.00 to 2.49	3	56,771,000.00	8.48%	51	4.8546	2.224395
	Totals	39	669,716,024.46	100.00%	50	4.7869	1.987237	2.50 or greater	4	113,270,000.00	16.91%	51	4.4864	5.153452
								Totals	39	669,716,024.46	100.00%	50	4.7869	1.987237
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	74,983,970.79	11.20%	49	4.7895	NAP
							Defeased	3	74,983,970.79	11.20%	49	4.7895	NAP
Alabama	2	9,694,336.58	1.45%	51	4.9626	1.864886
							Industrial	6	39,440,047.06	5.89%	51	4.9874	1.570018
Arizona	2	14,447,151.21	2.16%	50	4.8289	1.104157
							Lodging	3	32,973,612.93	4.92%	50	4.9372	(0.317005)
California	16	155,342,138.63	23.20%	50	4.6842	2.928733
							Mixed Use	1	40,000,000.00	5.97%	52	4.2210	5.998800
Colorado	2	29,318,026.16	4.38%	51	5.1914	1.905326
							Mobile Home Park	1	1,751,706.20	0.26%	51	5.3000	1.758100
Georgia	11	60,903,493.19	9.09%	51	5.0356	1.640550
							Multi-Family	17	69,844,066.59	10.43%	50	4.9251	1.514306
Illinois	1	4,921,220.25	0.73%	51	4.9040	2.284000
							Office	6	142,261,645.00	21.24%	51	4.9347	2.771102
Indiana	1	2,913,000.00	0.43%	52	4.6290	1.920300
							Retail	23	231,882,079.33	34.62%	51	4.6728	1.623201
Kansas	1	20,599,997.76	3.08%	51	4.8360	(1.179300)
							Self Storage	8	36,578,896.55	5.46%	51	4.9096	1.352969
Massachusetts	1	5,792,826.02	0.86%	51	4.9040	2.284000
							Totals	68	669,716,024.46	100.00%	50	4.7869	1.987237
Minnesota	1	3,915,521.28	0.58%	51	4.9040	2.284000

Missouri	2	12,072,885.09	1.80%	51	4.9717	1.799753

Nebraska	1	9,370,606.28	1.40%	51	4.9945	1.636500

Nevada	1	16,884,374.41	2.52%	50	4.9140	0.417600

New Jersey	1	5,926,919.21	0.88%	51	4.9040	2.284000

New York	2	76,621,128.92	11.44%	52	4.7527	3.749038

Ohio	4	11,994,447.96	1.79%	51	4.9632	2.092863

Oklahoma	1	10,975,000.00	1.64%	50	4.7300	2.044700

Oregon	1	7,973,091.26	1.19%	52	4.8200	0.724300

Pennsylvania	1	29,138,520.35	4.35%	49	4.4485	0.568200

South Carolina	2	14,842,158.84	2.22%	51	5.1015	1.658600

South Dakota	2	47,711,500.79	7.12%	51	4.3140	1.417600

Texas	8	39,766,602.52	5.94%	51	4.9222	1.147178

Virginia	1	3,607,106.94	0.54%	51	4.9040	2.284000

Totals	68	669,716,024.46	100.00%	50	4.7869	1.987237

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	74,983,970.79	11.20%	49	4.7895	NAP	Defeased	3	74,983,970.79	11.20%	49	4.7895	NAP
	4.7499% or less	11	235,341,253.02	35.14%	51	4.4426	3.053090	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	15	229,192,005.92	34.22%	50	4.8963	1.292346	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	5	78,881,678.28	11.78%	51	5.1194	1.687874	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% or greater	5	51,317,116.45	7.66%	52	5.3630	1.413036	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	669,716,024.46	100.00%	50	4.7869	1.987237	49 months or greater	36	594,732,053.67	88.80%	51	4.7866	2.051964
								Totals	39	669,716,024.46	100.00%	50	4.7869	1.987237
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	74,983,970.79	11.20%	49	4.7895	NAP	Defeased	3	74,983,970.79	11.20%	49	4.7895	NAP
	117 months or less	36	594,732,053.67	88.80%	51	4.7866	2.051964	Interest Only	12	254,214,000.00	37.96%	51	4.6353	3.258294
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	24	340,518,053.67	50.85%	51	4.8996	1.151377
	Totals	39	669,716,024.46	100.00%	50	4.7869	1.987237	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	669,716,024.46	100.00%	50	4.7869	1.987237
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	74,983,970.79	11.20%	49	4.7895	NAP				None
Underwriter's Information		1	9,542,300.03	1.42%	51	4.3140	1.800000
	12 months or less	35	585,189,753.64	87.38%	51	4.7943	2.056072
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	669,716,024.46	100.00%	50	4.7869	1.987237
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	305300001	OF	Los Angeles	CA	Actual/360	4.59325%	219,507.12	0.00	0.00	N/A	11/06/25	--	55,500,000.00	55,500,000.00	09/06/21
2	305300002	OF	San Francisco	CA	Actual/360	4.73425%	195,775.32	80,186.86	0.00	N/A	09/06/25	--	48,025,345.10	47,945,158.24	09/06/21
3	303161048	RT	Sioux Falls	SD	Actual/360	4.31425%	142,001.28	56,276.26	0.00	N/A	12/01/25	--	38,225,477.02	38,169,200.76	09/01/21
3A	303161050	RT	Sioux Falls	SD	Actual/360	4.31425%	35,500.32	14,069.07	0.00	N/A	12/01/25	--	9,556,369.10	9,542,300.03	09/01/21
4	305300004	MU	New York	NY	Actual/360	4.22125%	145,390.00	0.00	0.00	N/A	01/06/26	--	40,000,000.00	40,000,000.00	09/06/21
5	407002588	RT	Various	Various	Actual/360	4.90425%	168,915.56	0.00	0.00	N/A	12/06/25	--	40,000,000.00	40,000,000.00	09/06/21
6	305300006	OF	Albany	NY	Actual/360	5.33325%	168,441.55	54,513.18	0.00	N/A	01/06/26	--	36,675,642.10	36,621,128.92	09/06/21
7	304961010	RT	Springfield Township	PA	Actual/360	4.44925%	111,818.22	51,861.50	0.00	N/A	10/06/25	--	29,190,381.85	29,138,520.35	09/06/21
8	305300008	MF	Various	CA	Actual/360	4.93825%	127,565.00	0.00	0.00	N/A	09/06/25	--	30,000,000.00	30,000,000.00	08/06/21
9	407000571	OF	Atlanta	GA	Actual/360	5.11225%	116,241.78	41,427.56	0.00	N/A	11/06/25	--	26,406,583.23	26,365,155.67	09/06/21
10	407000591	IN	Various	Various	Actual/360	4.99525%	106,285.58	38,331.46	0.00	N/A	12/06/25	--	24,712,867.44	24,674,535.98	09/06/21
11	407000597	RT	Highlands Ranch	CO	Actual/360	5.11025%	99,458.02	28,279.62	0.00	N/A	12/06/25	--	22,602,668.06	22,574,388.44	09/06/21
12	305300012	SS	Various	TX	Actual/360	4.94025%	88,302.42	33,391.50	0.00	N/A	12/01/25	--	20,758,045.53	20,724,654.03	09/01/21
13	303161046	LO	Wichita	KS	Actual/360	4.83625%	85,785.26	0.00	0.00	N/A	12/01/25	--	20,599,997.76	20,599,997.76	09/01/21
14	407000578	RT	Morgan Hill	CA	Actual/360	4.24025%	80,333.92	0.00	0.00	N/A	11/06/25	--	22,000,000.00	22,000,000.00	09/06/21
15	305300015	MF	Willow Park	TX	Actual/360	4.77025%	77,428.33	27,142.38	0.00	N/A	12/01/25	--	18,850,475.46	18,823,333.08	09/01/21
16	407000582	RT	Las Vegas	NV	Actual/360	4.91425%	71,562.64	27,510.21	0.00	N/A	11/06/25	--	16,911,884.62	16,884,374.41	02/06/21
17	303161051	RT	Atlanta	GA	Actual/360	4.73025%	69,241.94	0.00	0.00	N/A	01/01/26	--	17,000,000.00	17,000,000.00	09/01/21
18	407000590	Various North Charleston		SC	Actual/360	5.10125%	65,302.96	23,212.88	0.00	N/A	12/06/25	--	14,865,371.72	14,842,158.84	09/06/21
19	407000600	RT	Stockton	CA	Actual/360	4.78925%	61,026.77	0.00	0.00	N/A	01/06/26	--	14,800,000.00	14,800,000.00	09/06/21
20	305300020	SS	Various	TX	Actual/360	4.94025%	54,896.44	20,759.06	0.00	N/A	12/01/25	--	12,905,001.58	12,884,242.52	09/01/21
21	407000580	OF	Los Angeles	CA	Actual/360	4.85025%	47,443.78	0.00	0.00	N/A	11/06/25	--	11,360,000.00	11,360,000.00	09/06/21
22	305300022	MF	Oklahoma City	OK	Actual/360	4.73025%	44,701.78	0.00	0.00	N/A	11/06/25	--	10,975,000.00	10,975,000.00	09/06/21
23	407000599	MF	Various	GA	Actual/360	5.24425%	42,789.87	14,324.76	0.00	N/A	01/06/26	--	9,475,869.56	9,461,544.80	09/06/21
24	303881003	LO	Tempe	AZ	Actual/360	4.90125%	34,722.56	13,579.10	0.00	N/A	09/06/25	--	8,227,498.43	8,213,919.33	09/06/21
25	407000603	IN	Sherman	TX	Actual/360	5.15825%	36,546.11	12,640.62	0.00	N/A	10/06/25	--	8,228,120.09	8,215,479.47	09/06/21
26	303161053	MF	Portland	OR	Actual/360	4.82025%	33,133.65	9,851.37	0.00	N/A	01/01/26	--	7,982,942.63	7,973,091.26	09/01/21
27	305300027	RT	Pueblo	CO	Actual/360	5.46425%	31,775.63	9,791.00	0.00	N/A	01/06/26	--	6,753,428.72	6,743,637.72	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	303161054	IN	Phoenix	AZ	Actual/360	4.73425%	25,444.01	8,400.41	0.00	N/A	01/01/26	--	6,241,632.29	6,233,231.88	09/01/21
29	303161043	RT	Houston	TX	Actual/360	4.82525%	25,618.44	8,188.47	0.00	N/A	12/01/25	--	6,165,894.44	6,157,705.97	09/01/21
30	305300030	MF	North Canton	OH	Actual/360	5.03025%	24,460.94	8,935.77	0.00	N/A	12/01/25	--	5,647,366.30	5,638,430.53	08/01/21
31	407000564	MF	Rocklin	CA	Actual/360	4.75025%	23,707.25	0.00	0.00	N/A	11/06/25	--	5,796,000.00	5,796,000.00	09/06/21
32	407000585	RT	Long Beach	CA	Actual/360	4.90725%	21,404.41	6,613.87	0.00	N/A	12/06/25	--	5,065,565.53	5,058,951.66	08/06/21
33	305300033	LO	Cordele	GA	Actual/360	5.51025%	19,782.00	9,569.20	0.00	N/A	08/01/25	--	4,169,265.04	4,159,695.84	09/01/21
34	407000570	OF	Folsom	CA	Actual/360	4.75025%	16,652.97	6,821.16	0.00	N/A	11/06/25	--	4,071,354.16	4,064,533.00	09/06/21
35	303161052	RT	Various	Various	Actual/360	4.62925%	15,198.94	0.00	0.00	N/A	01/01/26	--	3,813,000.00	3,813,000.00	09/01/21
36	407000569	SS	Yucaipa	CA	Actual/360	4.56525%	11,674.99	0.00	0.00	N/A	11/06/25	--	2,970,000.00	2,970,000.00	09/06/21
37	407000604	IN	San Diego	CA	Actual/360	5.31425%	9,352.34	3,049.66	0.00	N/A	01/06/26	--	2,043,997.43	2,040,947.77	09/06/21
38	407000593	MH	Jamestown	CA	Actual/360	5.30025%	8,012.99	4,031.03	0.00	N/A	12/06/25	--	1,755,737.23	1,751,706.20	09/06/21
Totals							2,763,203.09	612,757.96	0.00				670,328,782.42	669,716,024.46

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	16,744,862.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	18,000,830.29	7,886,568.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	9,515,541.00	5,805,539.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	21,291,163.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,854,248.00	5,367,650.14	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,318,520.56	624,994.39	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,941,261.00	5,358,497.91	01/01/20	09/30/20	--	0.00	0.00	127,435.84	127,435.84	0.00	0.00
9	2,581,710.31	1,386,217.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,654,981.01	1,517,977.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,727,483.00	1,477,664.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,380,487.00	773,831.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	(1,659,166.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,948,617.99	826,539.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	962,341.85	142,211.78	01/01/21	03/31/21	--	0.00	0.00	98,579.31	691,007.78	37,587.83	0.00
17	1,520,036.68	751,128.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,864,095.01	992,100.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,311,245.00	1,317,619.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	969,072.00	546,939.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,171,492.05	267,762.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	944,756.09	566,643.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,298,092.83	718,872.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	121,310.15	348,039.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	478,835.00	288,252.20	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
27	915,835.78	547,837.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	583,154.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	490,693.82	158,287.98	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	809,523.36	0.00	--	--	--	0.00	0.00	32,898.25	32,898.25	0.00	0.00
31	573,439.86	153,006.37	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	418,237.98	149,821.55	01/01/21	06/30/21	--	0.00	0.00	27,952.85	27,952.85	0.00	0.00
33	175,482.00	133,995.93	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	284,103.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	405,091.88	178,595.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	511,291.74	299,401.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	240,979.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	237,047.31	65,689.34	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	5,859.41	0.00
Totals	112,302,593.26	38,935,787.41				0.00	0.00	286,866.25	879,294.72	43,447.24	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/13/21	0	0.00	0	0.00	1	16,884,374.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.786941%	4.728014%	50
08/12/21	0	0.00	0	0.00	1	16,911,884.62	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787026%	4.728106%	51
07/12/21	0	0.00	0	0.00	2	37,539,276.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787110%	4.728198%	52
06/11/21	0	0.00	0	0.00	2	37,568,862.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787203%	4.728298%	53
05/12/21	0	0.00	1	16,996,018.46	1	20,062,812.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787245%	4.728515%	54
04/12/21	1	8,024,070.85	1	17,025,372.41	1	20,109,724.74	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787340%	4.734933%	55
03/12/21	1	8,033,711.50	1	17,052,288.50	1	20,153,751.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787425%	4.735015%	56
02/12/21	3	23,975,006.20	0	0.00	2	50,205,705.75	0	0.00	0	0.00	0	0.00	1	123,761.75	0	0.00	4.787538%	4.735126%	57
01/12/21	2	22,227,237.68	1	1,784,734.61	2	50,249,334.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787559%	4.742652%	58
12/11/20	2	18,927,882.44	1	5,120,898.93	2	50,292,783.20	0	0.00	0	0.00	0	0.00	1	30,220.56	0	0.00	4.787643%	4.742742%	59
11/13/20	1	5,127,948.18	1	30,000,000.00	1	20,338,772.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787719%	4.742826%	60
10/13/20	3	52,328,623.28	0	0.00	1	20,381,849.47	0	0.00	0	0.00	2	47,069,734.71	0	0.00	0	0.00	4.787802%	4.742914%	61
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	305300008	08/06/21	0	B	127,435.84	127,435.84	0.00	30,000,000.00	08/20/20	13
16	407000582	02/06/21	6	6	98,579.31	691,007.78	44,481.05 17,086,058.42		04/28/21	1
30	305300030	08/01/21	0	B	32,898.25	32,898.25	0.00	5,647,366.29
32	407000585	08/06/21	0	B	27,952.85	27,952.85	0.00	5,065,565.53
Totals					286,866.25	879,294.72	44,481.05 57,798,990.24
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		90,318,773	90,318,773		0	0
49 - 60 Months		579,397,251	562,512,877	16,884,374		0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	669,716,024	652,831,650	0	0	16,884,374	0
Aug-21	670,328,782	653,416,898	0	0	16,911,885	0
Jul-21	670,938,976	633,399,700	0	0	37,539,277	0
Jun-21	671,600,199	634,031,337	0	0	37,568,862	0
May-21	671,671,370	634,612,539	0	16,996,018	20,062,813	0
Apr-21	672,374,364	627,215,196	8,024,071	17,025,372	20,109,725	0
Mar-21	673,017,974	627,778,222	8,033,712	17,052,289	20,153,752	0
Feb-21	673,828,810	599,648,098	23,975,006	0	50,205,706	0
Jan-21	674,589,625	600,328,318	22,227,238	1,784,735	50,249,335	0
Dec-20	675,224,014	600,882,449	18,927,882	5,120,899	50,292,783	0
Nov-20	675,943,234	620,476,514	5,127,948	30,000,000	20,338,772	0
Oct-20	676,571,973	603,861,501	52,328,623	0	20,381,849	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	305300008	30,000,000.00	30,000,000.00	174,300,000.00	06/09/15	5,358,497.91	1.18920	09/30/20	09/06/25	I/O
13	303161046	20,599,997.76	20,599,997.76	24,100,000.00	04/19/21	(1,810,770.00)	(1.17930)	12/31/20	12/01/25	231
16	407000582	16,884,374.41	17,086,058.42	21,700,000.00	06/02/21	124,147.03	0.41760	03/31/21	11/06/25	289
Totals		67,484,372.17	67,686,056.18	220,100,000.00		3,671,874.94

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	305300008	MF	CA	08/20/20	13
Loan transferred due to Imminent Monetary Default at Borrower's request as a result of the COVID-19 pandemic. Special Servicer is currently evaluating the Borrower's request.

13	303161046	LO	KS	04/20/20	1

COVID - The loan transferred to special servicing effective 4/20/2020. The 302-unit lodging property was built in 1981 (renovated in 2014) and is located in Wichita, KS. A lender inspection was completed on 8/5/20 and found the property to be in good cond ition.

16	407000582	RT	NV	04/28/21	1

The loan transferred to Special Servicing on 4/28/21 due to Imminent Monetary Default. The retail property was built between 1993 and 2002 and is located in Las Vegas, NV. An inspection and appraisal have been ordered, received and finalized. A 6/1/21 ins pection found the asset to be in good condition. The property is 92% occupied per a July 2021 rent roll. Borrower and Special Servicer have agreed on modification terms, which were also approved by the controlling bondholder; the modification agreement is drafted and under review.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	304961010	29,772,952.61	4.44853%	29,772,952.61 4.44853%		10	06/29/20	05/06/20	09/08/20
16	407000582	17,222,896.63	4.91403%	17,222,896.63 4.91403%		10	06/18/20	04/06/20	09/08/20
33	305300033	4,303,590.91	5.51003%	4,303,590.91 5.51003%		10	06/04/20	07/01/20	07/06/20
Totals		51,299,440.15		51,299,440.15
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	6,458.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	(6,386.90)	0.00	1,277.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	4,434.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,640.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,146.90	0.00	1,277.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		9,424.28

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Supplemental Notes
None

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